Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Amortization period	10 months 24 days	1 year 10 months 24 days
Tradename [Member]
Intangible Assets [Line Items]
Amortization	$ 40	$ 40
Customer relationships [Member]
Intangible Assets [Line Items]
Amortization	$ 40	$ 40